UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $159,369 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTODESK INC                   COM              052769106     4203   250000 SH       SOLE                   250000
BAKER HUGHES INC               COM              057224107     6424   225000 SH       SOLE                   225000
BOISE INC                      *W EXP 06/18/201 09746Y113       15   752100 SH       SOLE                   752100
COVANTA HLDG CORP              COM              22282E102     8181   625000 SH       SOLE                   625000
EXCEL MARITIME CARRIERS LTD    COM              V3267N107      678   150000 SH       SOLE                   150000
FISERV INC                     COM              337738108    11120   305000 SH       SOLE                   305000
GOOGLE INC                     CL A             38259P508    10442    30000 SH       SOLE                    30000
MASTERCARD INC                 CL A             57636Q104    11724    70000 SH       SOLE                    70000
ORACLE CORP                    COM              68389X105    20238  1120000 SH       SOLE                  1120000
SOLERA HOLDINGS INC            COM              83421A104     7704   310900 SH       SOLE                   310900
SPDR GOLD TRUST                GOLD SHS         78463V107     9931   110000 SH       SOLE                   110000
TARGET CORP                    COM              87612E106    10317   300000 SH       SOLE                   300000
THERMO FISHER SCIENTIFIC INC   COM              883556102    10701   300000 SH       SOLE                   300000
TRANSDIGM GROUP INC            COM              893641100     9524   290000 SH       SOLE                   290000
UNION PAC CORP                 COM              907818108    13155   320000 SH       SOLE                   320000
VIROPHARMA INC                 COM              928241108     3938   750000 SH       SOLE                   750000
WESCO INTL INC                 COM              95082P105    10510   580000 SH       SOLE                   580000
XTO ENERGY INC                 COM              98385X106    10564   345000 SH       SOLE                   345000